Stockholders' Deficiency - Schedule of Share Based Payment Award Stock Warrants Valuation Assumptions (Details) - Warrant [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expected dividends	0.00%	0.00%
Minimum [Member]
Risk free interest rate	1.92%	1.74%
Contractual term (years)	1 year 11 months 23 days	2 years
Expected volatility	128.00%	120.00%
Maximum [Member]
Risk free interest rate	2.91%	2.07%
Contractual term (years)	5 years	5 years
Expected volatility	141.00%	132.00%